Financial Assets Measured at Fair Value - Summary of Financial Assets at Fair Value through Other Comprehensive Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	¥ 1,838	¥ 3,323
Listed in the PRC [member]
Disclosure of financial assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	114	143
Listed outside the PRC [member]
Disclosure of financial assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	1,672	3,125
Unlisted [member]
Disclosure of financial assets [Line Items]
Equity securities measured at FVOCI (non-recycling)	¥ 52	¥ 55